Income Taxes (Tables) - Free Share X-Change Limited (Anguilla) [Member]	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Schedule of Local and Foreign Components of Income (Loss) Before Income Tax

For the six months ended September 30, 2019, the local (United States) and foreign components of income/(loss) before income taxes were comprised of the following:

	For the six months ended	For the six months ended
	September 30, 2019	September 30, 2018

Tax jurisdictions from:
-Local	$-	$-
-Foreign, representing
- Malaysia	(123,052)	(335,347)
-Anguilla	28,318	146,363
Loss before income tax	$(94,734)	$(188,984)

For the year ended March 31, 2019, the local (United States) and foreign components of income/(loss) before income taxes were comprised of the following:

	For the year ended	For the year ended
	March 31, 2019	March 31, 2018

Tax jurisdictions from:
-Local	$-	$-
-Foreign, representing
- Malaysia	(335,346)	-
-Anguilla	145,815	(269)
Loss before income tax	$(189,531)	$(269)

Schedule of Provision for Income Taxes

The provision for income taxes consisted of the following:

	For the six months ended	For the six months ended
	September 30, 2019	September 30, 2018
Current:
-Local	$-	$-
-Foreign	-	-
Deferred:
-Local	-	-
-Foreign	-	-

Income tax expense	$-	$-

The provision for income taxes consisted of the following:

	For the year ended	For the year ended
	March 31, 2019	March 31, 2018
Current:
-Local	-	$-
-Foreign	-	-
Deferred:
-Local	-	-
-Foreign	-	-

Income tax expense	-	$-